Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Proceeds from the sale of Trilogy Dominicana, cash sold	$ 875	$ 875
Cash and cash equivalents reclassified to assets held for sale, beginning balance	$ 1,142	1,514
Cash and cash equivalents reclassified to assets held for sale, ending balance		$ 1,142